SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 83.4	$ 120.3	$ 370.0
Disposed Business
SHARE-BASED COMPENSATION
Share-based compensation expenses	0.2	65.8	341.2
Retained business
SHARE-BASED COMPENSATION
Share-based compensation expenses	83.2	54.5	28.8
Restricted Share Units ("RSUs")
SHARE-BASED COMPENSATION
Share-based compensation expenses	56.5	96.6	249.9
Employee Stock Option
SHARE-BASED COMPENSATION
Share-based compensation expenses	22.6	1.0	4.0
RSUs in respect of the Avride Group
SHARE-BASED COMPENSATION
Share-based compensation expenses	1.2	2.6	5.1
Share options in respect of Avride Group
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 3.1
Business Units Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses		28.5	108.4
Performance Share Units ("PSUs")
SHARE-BASED COMPENSATION
Share-based compensation expenses		$ (8.4)	0.6
Other
SHARE-BASED COMPENSATION
Share-based compensation expenses			$ 2.0